EQUITY FINANCING AGREEMENT	12 Months Ended
Dec. 31, 2025
Equity Financing Agreement
EQUITY FINANCING AGREEMENT

7. EQUITY FINANCING AGREEMENT

On May 2, 2025, the Company entered into an equity financing agreement with GHS pursuant to which GHS has agreed to provide up to three million dollars ($3,000,000) upon effectiveness of a registration statement on Form S-1. Following effectiveness of the registration statement, the Company shall have the right to deliver puts to GHS and GHS will be obligated to purchase shares of our common stock based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to GHS in each put notice will not exceed two hundred percent (200%) of the average of the daily trading dollar volume of the Company’s common stock during the ten (10) trading days preceding the put, so long as such amount does not exceed 4.99% of the outstanding shares of the Company. Pursuant to the Financing Agreement, GHS and its affiliates will not be permitted to purchase, and the Company may not put shares of the Company’s common stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding common stock. The price of each put share shall be equal to ninety-two- and one-half percent (92.5%) of the lowest traded price of the Company’s common stock for the ten (10) consecutive trading days preceding the date on which the applicable put is delivered to GHS and one hundred twelve and one-half percent (112.5%) of the put amount shall be delivered in shares in each particular put. No put will be made in an amount greater than $500,000. Puts may be delivered by the Company to GHS until the earlier of twenty-four (24) months after the effectiveness of the registration statement on Form S-1 or the date on which GHS has purchased an aggregate of $3,000,000 worth of put shares. The Company filed the registration statement with the SEC on May 19, 2025, which was declared effective on May 30, 2025.

The Agreement is accounted for under ASC 815-40 standard for equity instruments, including common shares issued through an equity finance agreement. This standard provides guidance on the recognition and measurement of equity instruments, including the accounting for equity finance cost.

On May 2, 2025, the Company issued 803,536 shares of common stock to GHS in connection with its equity financing at a price of $0.037335 per share for a total of $30,000 in consideration. The equity financing cost is accounted for as a deduction from equity to the extent it is incremental costs directly attributable to the equity transaction that otherwise would have been avoided. This accounting treatment recognizes that these costs provide future economic benefits to the Company.

NEWHYDROGEN, INC.

NOTES TO FINANCIAL STATEMENTS - AUDITED

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

7.	EQUITY FINANCING AGREEMENT (Continued)

On July 17, 2025, the Company issued 11,616,962 shares of common stock through its equity financing agreement and received $298,770 less legal and clearing fees of $15,482 for a total of $314,252.

On August 6, 2025, the Company issued 4,770,259 shares of common stock through its equity financing agreement and received $145,604 less clearing fees of $2,656 for a total of $148,260.

On September 3, 2025, the Company issued 5,499,766 shares of common stock through its equity financing agreement and received $108,546 less clearing fees of $2,244 for a total of $110,709.

On September 18, 2025, the Company issued 3,358,693 shares of common stock through its equity financing agreement and received $62,861 less clearing fees of $2,865 for a total of $65,726.

On October 8, 2025, the Company issued 6,034,628 shares of common stock through its equity financing agreement and received $96,226 less clearing fees of $3,010 for a total of $99,236.

On October 29, 2025, the Company issued 22,535,036 shares of common stock through its equity financing agreement and received $434,402 less clearing fees of $1,025 for a total of $435,427.

On November 14, 2025, the Company issued 8,812,649 shares of common stock through its equity financing agreement and received $179,399 less clearing fees of $1,025 for a total of $180,424.